SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and going concern (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net (loss) income	$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Working capital deficit	(4,933,508)						(4,933,508)		924,307
Cash	$ 409,250						$ 409,250		$ 120,010	$ 405